Disclosure of detailed information about present value of the decommissioning liability (Details)	Dec. 31, 2018	Dec. 31, 2017
Canadian Oil and Gas Properties [Member]
Statements Line Items
Discount rate	1.94%	1.94%
Inflation rate	2.00%	2.00%
United States Oil and Gas Properties [Member]
Statements Line Items
Discount rate	2.15%	2.20%
Inflation rate	2.00%	2.00%